Note 9 - Promissory Notes Payable (Detail) - Promissory Notes Payable Components (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project **	$ 2,836,400	[1]	$ 2,759,190	[1],[2]	$ 2,628,063
Note payable to a construction subcontractor, including interest at 8%; paid in full March 2012			1,732,073	[2]
Note payable to a governmental entity, bearing no interest, paid in full in February 2012			84,800	[2]
Totals	2,836,400		4,576,063	[2]	10,328,008
Less current portion	(231,804)		(4,576,063)	[2]	(10,328,008)
Long-term portion	$ 2,604,596			[2]

[1]	The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.
[2]	Derived from December 31, 2011 audited financial statements